Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 14, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO($)(1)		Compensation Actually Paid to PEO($)(2)		Average Summary Compensation Table Total for Non-PEO NEOs($)(3)	Average Compensation Actually Paid to Non-PEO NEOs($)(4)	Value of Initial Fixed $100 Investment based on:		Net Income (loss) (in thousands) ($)(7)	Adjusted EBITDA (in thousands) ($)(8)
	Benson	Rondeau	Benson	Rondeau			Total Stockholder Return($)(5)	Peer Group Total Stockholder Return($)(6)
2023	232,774	5,691,513	218,733	(5,287,218)	2,124,369	1,671,381	97.75	94.76	147,035	435,376
2022	—	5,644,947	—	3,968,988	1,073,495	338,939	105.52	82.10	110,456	365,834
2021	—	9,272,049	—	11,946,934	2,079,985	2,429,979	121.29	109.61	46,122	222,310
2020	—	3,717,285	—	905,478	968,084	709,662	103.95	89.54	(15,204)	118,841

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote			Represents the total from the Summary Compensation Table for Mr. Rondeau for the years 2020-2023 and for Gov. Benson for 2023. In 2020, Mr. Rondeau’s salary was reduced and his annual bonus was not paid as a result of the COVID-19 pandemic. Mr. Rondeau served as our PEO during the periods reflected in this table from January 1, 2020 until September 15, 2023. Gov. Benson served as our PEO from September 15, 2023 through December 31, 2023. In 2023, severance was paid to Mr. Rondeau pursuant to the terms of the Severance Policy.Represents the average total from the Summary Compensation Table in each applicable year for the Non-PEO NEOs, which are comprised of: for 2023: Messrs. Hymes, Fitzgerald and Bode, and Ms. Simmons; for 2022: Messrs. Fitzgerald and Bode, Ms. Simmons, Dorvin Lively and Jeremy Tucker; for 2021: Messrs. Lively, Fitzgerald, Bode and Tucker; and for 2020: Messrs. Lively, Fitzgerald, Tucker, and Craig Miller. In 2023, severance was paid to Mr. Hymes pursuant to the terms of the Severance Policy. In 2022, Messrs. Lively and Tucker did not receive annual bonuses, and severance was paid to Mr. Tucker pursuant to the terms of the Severance Policy. In 2020, salaries were reduced and annual bonuses were not paid as a result of the COVID-19 pandemic.
Adjustment To PEO Compensation, Footnote	Represents the amount of compensation actually paid to Mr. Rondeau for the years 2020-2023 and to Gov. Benson for 2023, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the additions to and deductions from the Summary Compensation Table totals to calculate the compensation actually paid amounts. In 2023, Mr. Rondeau forfeited portions of his unvested equity awards as a result of his separation from the Company.
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the applicable PEO’s total compensation for each year to determine the compensation actually paid to him for the relevant year:
Benson

Year	Summary Compensation Table Total for PEO($)	Fair value of equity awards granted from Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year($)(2)	Forfeitures of prior year awards fair value($)(2)	Compensation Actually Paid to PEO($)
2023	232,774	(115,000)	100,959	—	—	—	218,733
Rondeau

Year	Summary Compensation Table Total for PEO($)	Fair value of equity awards granted from Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year($)(2)	Forfeitures of prior year awards fair value($)(2)	Compensation Actually Paid to PEO($)
2023	5,691,513	(3,670,001)	592,760	(361,082)	(649,001)	(6,891,407)	(5,287,218)
2022	5,644,947	(3,486,501)	3,331,394	(986,978)	(533,874)	—	3,968,988
2021	9,272,049	(5,809,811)	6,994,560	1,092,643	397,493	—	11,946,934
2020	3,717,285	(2,997,000)	2,941,909	197,648	(2,954,364)	—	905,478
(1)Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of options, restricted stock units, and performance share units include the stock price as of the applicable measuring date and, in the case of performance share units, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the compensation committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

Non-PEO NEO Average Total Compensation Amount			$ 2,124,369	$ 1,073,495	$ 2,079,985	$ 968,084
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,671,381	338,939	2,429,979	709,662
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average amount of compensation actually paid to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the additions to and deductions from the Summary Compensation Table totals to calculate the compensation actually paid amounts. In 2023, Mr. Hymes forfeited portions of his unvested equity awards as a result of his separation from the Company. In 2022, Messrs. Lively and Tucker forfeited portions of their unvested prior year equity awards as a result of Mr. Lively’s retirement and Mr. Tucker’s separation from the Company.
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total for Non-PEO NEOs($)	Fair value of equity awards granted from Summary Compensation Table($)(1)	Fair value of current year equity awards at year-end($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year($)(2)	Forfeitures of prior year awards fair value($)(2)	Compensation Actually Paid to Non-PEO NEOs($)
2023	2,124,369	(1,112,000)	840,851	(70,204)	(37,661)	(73,974)	1,671,381
2022	1,073,495	(436,179)	275,618	(18,902)	25,452	(580,545)	338,939
2021	2,079,985	(892,298)	1,073,811	127,536	40,945	—	2,429,979
2020	968,084	(481,125)	431,966	28,357	(237,620)	—	709,662
(1)Represents the average grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)Reflects the average value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the same methodology described above for the PEO.

Compensation Actually Paid vs. Total Shareholder Return
The following chart compares compensation actually paid to (i) the cumulative total return on $100 invested as of the end of fiscal year 2019 in the Company’s Class A common stock and (ii) the weighted cumulative total return on $100 invested as of the end of fiscal year 2019 for the PEJ, in each case, for the four most recently completed fiscal years:

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our net income (loss) during the four most recently completed fiscal years:

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years:
(1) Adjusted EBITDA represents net income (loss) before interest, taxes, depreciation and amortization, adjusted for the impact of certain non-cash and other items that we do not consider in our evaluation of ongoing performance of the Company’s core operations. For a discussion of Adjusted EBITDA and a reconciliation of GAAP net income (loss) to Adjusted EBITDA, see Appendix A.

Total Shareholder Return Vs Peer Group
The following chart compares compensation actually paid to (i) the cumulative total return on $100 invested as of the end of fiscal year 2019 in the Company’s Class A common stock and (ii) the weighted cumulative total return on $100 invested as of the end of fiscal year 2019 for the PEJ, in each case, for the four most recently completed fiscal years:

Total Shareholder Return Amount			$ 97.75	105.52	121.29	103.95
Peer Group Total Shareholder Return Amount			94.76	82.10	109.61	89.54
Net Income (Loss)			$ 147,035,000	$ 110,456,000	$ 46,122,000	$ (15,204,000)
Company Selected Measure Amount			435,376,000	365,834,000	222,310,000	118,841,000
PEO Name	Mr. Rondeau	Gov. Benson		Mr. Rondeau	Mr. Rondeau	Mr. Rondeau
Additional 402(v) Disclosure
As required by Item 402(v) of Regulation S-K, we are providing the following disclosure regarding the relationship between executive compensation actually paid and certain financial performance of the Company for our principal executive officer (“PEO”) and our named executive officers other than our PEO (“Non-PEO NEOs”) for the fiscal years listed below. The compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning the Company’s core compensation objectives, refer to “Executive Compensation – Compensation Discussion and Analysis” above.

Year	Summary Compensation Table Total for PEO($)(1)		Compensation Actually Paid to PEO($)(2)		Average Summary Compensation Table Total for Non-PEO NEOs($)(3)	Average Compensation Actually Paid to Non-PEO NEOs($)(4)	Value of Initial Fixed $100 Investment based on:		Net Income (loss) (in thousands) ($)(7)	Adjusted EBITDA (in thousands) ($)(8)
	Benson	Rondeau	Benson	Rondeau			Total Stockholder Return($)(5)	Peer Group Total Stockholder Return($)(6)
2023	232,774	5,691,513	218,733	(5,287,218)	2,124,369	1,671,381	97.75	94.76	147,035	435,376
2022	—	5,644,947	—	3,968,988	1,073,495	338,939	105.52	82.10	110,456	365,834
2021	—	9,272,049	—	11,946,934	2,079,985	2,429,979	121.29	109.61	46,122	222,310
2020	—	3,717,285	—	905,478	968,084	709,662	103.95	89.54	(15,204)	118,841
Represents the cumulative total return on $100 invested in the Company’s Class A common stock as of the last day of public trading of the Company’s Class A common stock in fiscal year 2019 through the last day of public trading of the Company’s Class A common stock in the applicable fiscal year for which the cumulative total return is reported. The Company did not pay dividends for any of 2023, 2022, 2021 or 2020.Represents the weighted cumulative total return on $100 invested as of the last day of public trading in fiscal year 2019 through the last day of public trading in the applicable fiscal year for which the cumulative total return is reported, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Invesco Dynamic Leisure & Entertainment ETF (“PEJ”), the same peer group used for purposes of Item 201(e) of Regulation S-K. The return of this index is calculated assuming reinvestment of dividends during the period presented. Represents net income (loss) disclosed in our Annual Report on Form 10-K for the years ended December 31, 2023, 2022, 2021, and 2020.
The cumulative total return of the Company’s Class A common stock at the end of fiscal year 2023 as compared to the end of fiscal year 2019 was $97.75 as compared to $94.76 for the peer group presented for this purpose (the Invesco Dynamic Leisure & Entertainment ETF (“PEJ”)).
The amount of compensation actually paid to our PEO and the average amount of compensation actually paid to the Non-PEO NEOs is generally aligned with the Company’s cumulative total stockholder return over the four years presented in the table. Compensation actually paid is significantly impacted by changes in our stock price due to the fact that long-term equity incentive awards generally comprise a substantial portion of our named executive officers’ compensation and compensation actually paid includes the change in fair value for all equity awards that were outstanding and unvested at year-end or awards that vested during the year.
The performance metrics listed below represent the most important metrics we use to link compensation actually paid to our named executive officers for 2023 to the Company’s performance:
•Adjusted EBITDA (our Company Selected Measure under Item 402(v) of Regulation S-K)
•Adjusted net income per share, diluted
•System wide same store sales
As further described above under “Executive Compensation – Compensation Discussion and Analysis,” our variable compensation includes annual incentives based, in part, on achievement of Adjusted EBITDA performance goals, performance share units are based on our adjusted net income per diluted share and stock options only have value if the price of our Class A common stock appreciates after grant.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Adjusted EBITDA represents net income (loss) before interest, taxes, depreciation and amortization, adjusted for the impact of certain non-cash and other items that we do not consider in our evaluation of ongoing performance of the Company’s core operations. For a discussion of Adjusted EBITDA and a reconciliation of GAAP net income (loss) to Adjusted EBITDA, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted net income per share, diluted
Measure:: 3
Pay vs Performance Disclosure
Name			System wide same store sales
Gov. Benson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 232,774
PEO Actually Paid Compensation Amount			218,733
Mr. Rondeau [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,691,513	$ 5,644,947	$ 9,272,049	$ 3,717,285
PEO Actually Paid Compensation Amount			(5,287,218)	3,968,988	11,946,934	905,478
PEO | Gov. Benson [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(115,000)
PEO | Gov. Benson [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			100,959
PEO | Gov. Benson [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gov. Benson [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Gov. Benson [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Rondeau [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,670,001)	(3,486,501)	(5,809,811)	(2,997,000)
PEO | Mr. Rondeau [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			592,760	3,331,394	6,994,560	2,941,909
PEO | Mr. Rondeau [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(361,082)	(986,978)	1,092,643	197,648
PEO | Mr. Rondeau [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(649,001)	(533,874)	397,493	(2,954,364)
PEO | Mr. Rondeau [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,891,407)	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,112,000)	(436,179)	(892,298)	(481,125)
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			840,851	275,618	1,073,811	431,966
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(70,204)	(18,902)	127,536	28,357
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(37,661)	25,452	40,945	(237,620)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (73,974)	$ (580,545)	$ 0	$ 0